Note 7 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
	December 31
	2021	2020

Prepaid expenses	$712	$724
Other receivable (Note 11)	514	1,482
VAT refunds receivable	509	1
Payment in advance	269	216
Interest receivable	55	101
Other	28	24

Total	$2,087	$2,548